Cover	Jul. 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41415
Entity Registrant Name	Acri Capital Acquisition Corporation
Entity Central Index Key	0001914023
Entity Tax Identification Number	87-4328187
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13284 Pond Springs Rd
Entity Address, Address Line Two	Ste 405
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78729
City Area Code	512
Local Phone Number	666-1277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and on-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and on-half of one Warrant
Trading Symbol	ACACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ACACW
Security Exchange Name	NASDAQ